PROVISIONS	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS
The following table presents the change in the decommissioning liabilities for the company:

(MILLIONS)	2024	2023
Balance, beginning of the year	$726	$314
Acquisitions through business combinations	—	221
Disposals(1)	(278)	(1)
Accretion	20	11
Changes in estimates(2)	(88)	169
Foreign exchange and other	9	12
Balance, end of the year	$389	$726
(1)Includes $239 million transferred to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.
(2)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.
The company has recorded decommissioning retirement obligations associated with certain power generating assets. The decommissioning retirement obligation has been established for hydroelectric, wind and utility-scale solar operation sites that are expected to be restored between the years 2031 to 2055. The estimated cost of decommissioning activities is based on a third-party assessment.
For details on other legal provisions, please refer to Note 26 – Commitments, contingencies and guarantees.
Provisions also includes contingent and deferred acquisition consideration of $5 million (2023: $157 million).